Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Equity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 5	$ 25
Deferred income tax expense (recovery)	(15)	$ (25)
Total income tax recognized directly in equity	$ (10)